10-K Redeemable non-controlling interest - Narrative (Details) $ in Thousands, € in Millions				1 Months Ended
	Apr. 30, 2026 EUR (€) installment	Jul. 02, 2025 USD ($) shares	Apr. 07, 2021 USD ($)	Sep. 30, 2022	Mar. 31, 2026 USD ($)	Feb. 23, 2026	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Redeemable Noncontrolling Interest [Line Items]
Redeemable non-controlling interest contingency		$ 102,100			$ 87,997		$ 83,931	$ 149,079	$ 132,179	$ 120,650	$ 121,113
Put/call option trigger period				2 years
Subsequent events
Redeemable Noncontrolling Interest [Line Items]
Put option settlement, consideration transferred | €	€ 76.5
Put option settlement, consideration transferred, cash | €	43.0
Put option settlement, consideration transferred, deferred | €	12.2
Put option settlement, consideration transferred, equity | €	€ 21.3
Put option settlement, consideration transferred, deferred, number of installment | installment	2
Put option settlement, consideration transferred, deferred, interest rate	6.00%
SVS
Redeemable Noncontrolling Interest [Line Items]
Issuance of SVS to settle non-controlling interest (in shares) | shares		2,270,284
Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Percentage of ownership		100.00%					100.00%		68.50%
Redeemable non-controlling interest contingency							$ 0		$ 94,561	105,087
Redeemable non-controlling interest, redemption value		$ 5,400
Four20 Pharma GmbH
Redeemable Noncontrolling Interest [Line Items]
Ownership interest by minority shareholders						45.00%	45.00%		45.00%
Percentage of ownership							55.00%		55.00%
Redeemable non-controlling interest contingency							$ 83,931		$ 37,618	$ 15,563
Four20 Pharma GmbH | Subsequent events
Redeemable Noncontrolling Interest [Line Items]
Ownership interest by minority shareholders						45.00%
Strategic investor | Curaleaf International Holdings Limited
Redeemable Noncontrolling Interest [Line Items]
Proceeds from minority interest investment			$ 130,800
Ownership interest by minority shareholders			31.50%